Offerings	Jan. 17, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 368,575.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 56.43
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 75,000,000.00
Amount of Registration Fee	$ 11,482.50
Offering Note	Amount previously paid by the registrant in connection with the registrant's registration statement on Form N-2 as filed with the Securities and Exchange Commission on October 3, 2024.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Maximum Aggregate Offering Price	$ 11,250,000.00
Amount of Registration Fee	$ 1,722.38
Offering Note	Amount previously paid by the registrant in connection with the registrant's registration statement on Form N-2 as filed with the Securities and Exchange Commission on December 20, 2024.